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                                                     April 5, 2002



BY EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Ladies and Gentlemen:

         STATE FARM ASSOCIATES' FUNDS TRUST
         1933 ACT REGISTRATION NO. 2-27058
         1940 ACT REGISTRATION NO. 811-1519

In accordance with Rule 497(j) of Regulation C under the Securities Act of 1933, State Farm Associates' Funds Trust (the "Trust") certifies that:

         a. the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent post-effective amendment to the Trust's registration statement on Form N-1A;and

         b. the text of the most recent post-effective amendment to the Trust's registration statement was filed with the Commission via EDGAR on March 26, 2002.

                                           Sincerely,


                                           /s/ David M. Moore
                                           -------------------------
                                           David M. Moore
                                           Assistant Secretary
                                           State Farm Associates' Funds Trust
                                           309-766-1908

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